Property And Equipment (Details Narrative) - USD ($)	3 Months Ended	12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Sep. 30, 2014
Property And Equipment Details Narrative
Depreciation expense	$ 5,291	$ 5,604	$ 12,992